CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Net income	$ 102,756,200	$ 67,144,021	$ 60,605,772
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(15,692,855)	(5,027,486)	1,315,561
Unrealized gains on available-for-sale investments:
Net unrealized gains on available-for-sale investments, net of tax effect of $(6,615), $nil and $nil for years ended February 28, 2014, 2015 and February 29, 2016, respectively	10,576,836	1,348,600	19,844
Less: Transfer to statements of operations of realized gains on available-for-sale securities, net of tax effect of $13,239, $nil and $nil for years ended February 28, 2014, 2015 and February 29, 2016, respectively	0	0	(39,719)
Other comprehensive income/(loss)	(5,116,019)	(3,678,886)	1,295,686
Comprehensive income	97,640,181	63,465,135	61,901,458
Add: Comprehensive loss attributable to noncontrolling interest	120,142	13,576	0
Comprehensive income attributable to TAL Education Group shareholders	$ 97,760,323	$ 63,478,711	$ 61,901,458